Trade and Other Receivables - Summary of Credit Risk Exposure on Trade Receivables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [line items]
Trade receivable	₽ 24,039	₽ 23,878
Expected credit losses	(6,749)	(5,630)
Current [member]
Trade and other receivables [line items]
Trade receivable	14,734	14,930
Expected credit losses	(659)	(333)
30 days [member]
Trade and other receivables [line items]
Trade receivable	2,178	2,361
Expected credit losses	(106)	(60)
31-60 days [member]
Trade and other receivables [line items]
Trade receivable	497	521
Expected credit losses	(62)	(55)
61-90 days [member]
Trade and other receivables [line items]
Trade receivable	199	205
Expected credit losses	(57)	(42)
91-180 days [member]
Trade and other receivables [line items]
Trade receivable	334	407
Expected credit losses	(142)	(102)
181-365 days [member]
Trade and other receivables [line items]
Trade receivable	579	584
Expected credit losses	(377)	(302)
1 year [member]
Trade and other receivables [line items]
Trade receivable	5,518	4,870
Expected credit losses	₽ (5,346)	₽ (4,736)